Vessels, Port Terminals and Other Fixed Assets, Net - Navios Containers (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 07, 2018	Dec. 31, 2018	Dec. 17, 2018
Bermuda Containership
Property Plant And Equipment [Line Items]
Year Built		2010
Vessel capacity in TEU		4,360 TEU
Vessel acquisition cost			$ 11,098
Capitalized interest costs			$ 398
Bahamas Containership
Property Plant And Equipment [Line Items]
Year Built		2010
Vessel capacity in TEU		4,360 TEU
Vessel acquisition cost	$ 13,422
Capitalized interest costs	$ 522